Earnings / (loss) per share - Summary of Earning Per Share (Detail) - INR (₨) ₨ / shares in Units, ₨ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Earnings per share [line items]
(Loss) / profit attributable to equity holders for basic earnings		₨ (7,818)	₨ (2,696)	₨ 2,646
Equity holders of the parent		(7,818)	(2,696)	2,646
(Loss) / profit attributable to equity holders of parent for basic EPS		₨ (7,818)	₨ (2,696)	₨ 2,646
Weighted average number of equity shares for calculating basic EPS		483,921,868	459,201,195	379,797,836
Basic (loss) / earnings per share (in INR)		₨ (16.16)	₨ (5.87)	₨ 6.97
Loss / profit attributable to equity holders of parent for diluted EPS		₨ (7,818)	₨ (2,696)	₨ 2,646
Weighted average number of equity shares for calculating diluted EPS		483,921,868	459,201,195	385,804,858
Diluted loss / earnings per share (in INR)	[1]	₨ (16.16)	₨ (5.87)	₨ 6.86
Weighted average number of equity shares in calculating basic EPS		379,924,556	379,924,556	379,797,836
Effect of dilution in calculating basic EPS and diluted EPS
Compulsory convertible preference shares		103,997,312	79,276,639	0
Weighted average number of equity shares in calculating basic EPS		483,921,868	459,201,195	379,797,836
Effect of dilution in calculating diluted EPS
Convertible equity for employee stock option plan		7,476,734	4,866,286	6,007,022
Weighted average number of equity shares in calculating diluted EPS		491,398,602	464,067,481	385,804,858

[1]	Since the effect of conversion of employee stock option plan was anti-dilutive in the years ended 31 March 2021 and 2020, it has not been considered for the purpose of computing diluted EPS.